Significant Accounting Judgments and Estimation Uncertainties	12 Months Ended
Dec. 31, 2018
Significant Accounting Judgments and Estimation Uncertainties [abstract]
Significant Accounting Judgments and Estimation Uncertainties

Note 4 – Significant Accounting Judgments and Estimation Uncertainties

Critical accounting estimates and judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. These estimates are based on management’s experience and other factors, including expectations about future events that are believed to be reasonable under the circumstances. Significant areas requiring the Company to make estimates include revenue recognition and contract accounting, warranty provisions, goodwill impairment and going concern.

These estimates and judgments are further discussed below:

(i)	Revenue recognition

Significant areas requiring the Company to make estimates impacting revenue recognition related to:

(a)	Contracts with performance obligations satisfied over time.

Contracts with performance obligations satisfied over time include:

i.

Customer specific product development contracts - The Company estimates costs separately for each customer specific product development contract. The determination of estimated costs for completing fixed-price contracts is based on the Company’s business practices, considering budgets as well as historical experience. Management regularly reviews these estimates, which can be affected by a variety of factors such as variances in scheduling, cost of materials, availability and cost of qualified labour and subcontractors, productivity, and possible claims from subcontractors.

ii.

Maintenance contracts - Revenue from providing maintenance services is recognized in the accounting period in which the services are rendered. For fixed-price contracts, revenue is recognized based on the actual service provided to the end of the reporting period as a proportion of the total services to be provided, because the customer receives and uses the benefits simultaneously. Some maintenance contracts also offer scheduled visits and discounts on future spare part purchases. Because these represent additional performance obligations, the transaction price must be allocated to each performance obligation on a stand-alone selling price basis where material in the context of the contract. Management estimates the stand-alone selling price at contract inception based on observable prices for services rendered in similar circumstances to similar customers.

iii.

Technology transfer, licensing and manufacturing support contracts – Technology transfer licensing and manufacturing support arrangements constitute a single performance obligation that includes both a license for intellectual property as well as associated manufacturing training and support services. The transaction price is recognized as revenue over time as the combined services are provided.

(b)	Contracts with performance obligations satisfied at a point in time.

Installation, start up and commissioning services related to the sale of equipment are not distinct and are combined into a single performance obligation where the costs are insignificant in the context of the total contract and where the customer believes they are buying a final installed working product rather than the individual collection of products and services. Thus, as long as control has passed when the product is shipped, all the revenue is recorded and an estimate for remaining costs for this work is accrued. These costs will be revised if circumstances change and any resulting increase or decrease in estimated costs will be reflected in the consolidated statement of operations and comprehensive loss in the period in which the circumstances that give rise to the revision become known by management.

(ii)	Warranty provision

The Company typically provides a warranty for parts and/or labour for up to two years from the date of shipment or commissioning or based on certain operating specifications, such as hours of operation. In establishing the warranty provision, management considers historical field data, projected claims experience, results of internal testing and in certain circumstances, application, in determining the value of this provision.  Should these estimates prove to be incorrect, the Company may incur costs different from those provided for in the warranty provision. Management reviews warranty assumptions and makes adjustments to the provision at each reporting date based on the latest information available, including the expiry of contractual obligations.  Adjustments to the warranty provision are recorded in cost of sales.

(iii)	Goodwill impairment testing

The Company tests annually whether goodwill has suffered any impairment, in accordance with the accounting policy stated in note 3. The recoverable amount of the OnSite Generation CGU has been determined based on an estimation of fair value less cost to sell (“FVLCS”). In the absence of a binding sales agreement, FVLCS is estimated using an income approach by discounting future cash flows. The estimation of FVLCS requires the use of estimates which are explained in note 15.

Key estimates and assumptions, include management’s expectations of future revenue growth, operating costs and profit margins as well as discount rates for the CGU and incremental costs for disposing of the assets. Growth rate assumptions used are based on the Company’s historical growth, internal budget, expectations of future revenue growth as well as industry and expected market trends in the hydrogen refueling, Power-to-Gas and industrial hydrogen market sectors. The Company uses a discount rate to calculate the present value of estimated future cash flows, which represents its weighted average cost of capital (WACC), plus a premium to take into account specific industry, size and company specific risks of the CGU, as the case may be.  The income approach used by management is supplemented by a market based approach whereby the Company assesses the reasonableness of the resulting revenue multiples from the income approach valuation models based on available data from observable active market prices of broadly comparable businesses, data from recent transactions of similar assets within the same industry, when available and the Company’s stock price.

(iv)	Going concern

The assessment of events or conditions that may cast significant doubt on the Company’s ability to continue as a going concern involves significant judgment. In making this determination management considers all relevant information. See note 35 for Liquidity risk disclosures. Management has determined that there is no going concern uncertainty at December 31, 2018.